1900 K Street, NW Washington, D.C. 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

April 12, 2016

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Mercer Funds
File Nos. 333-123467; 811-21732

Ladies and Gentlemen:

On behalf of Mercer Funds (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is post-effective amendment No. 32 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The purpose of the filing is to reflect certain changes to the Prospectuses and Statement of Additional Information with respect to the planned repositioning of the Mercer US Large Cap Growth Equity Fund and the Mercer US Small/Mid Cap Growth Equity Fund (the “Funds”), which is being done in connection with: (i) the proposed reorganization of the Mercer US Large Cap Value Equity Fund with and into the Mercer US Large Cap Growth Equity Fund (to be renamed the Mercer US Large Cap Equity Fund); and (ii) the proposed reorganization of the Mercer US Small/Mid Cap Value Equity Fund with and into the Mercer US Small/Mid Cap Growth Equity Fund (to be renamed the Mercer US Small/Mid Cap Equity Fund). The Amendment is being filed for the specific purposes of making the following changes to the Trust’s Registration Statement with respect to the Funds: (i) changing the names of the Funds; (ii) implementing new “core” principal investment strategies for the Funds; and (iii) reflecting certain changes to the subadvisors for each of the Funds.

Please be advised that in in connection with these matters, the Trust will also be filing Registration Statements on Form N-14 for each of the Funds in connection with each respective reorganization transaction referenced above.

The Trust undertakes to make an additional filing of the Registration Statement to respond to any comments with respect to this filing and to add any additional non-material disclosure that may be required in order to complete the Registration Statement.

Should you have any questions regarding this filing, please contact the undersigned at 202.261.3393 or Patrick W.D. Turley at 202.261.3364.

Sincerely,

/s/ Gary E. Brooks

Gary E. Brooks

cc:	Scott M. Zoltowski, Esq.
Colin J. Dean, Esq.